Loans Held for Sale Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Sep. 30, 2014
Loans Held for Sale [Line Items]
Disposal Group, Including Discontinued Operation, Mortgage Loans	$ 7,306,000	$ 5,264,000
Loans Held-for-sale, Mortgages, Contractual Balance	7,200,000	5,200,000
Expected Gain (Loss) on Sale of Mortgage Loans	95,000	80,000
Commercial Portfolio Segment [Member]
Loans Held for Sale [Line Items]
Loans held for sale - lower of cost or market	100,000		$ 22,000,000
Gain (Loss) on Sale of Loans and Leases	$ 800,000	$ 1,900,000